Expense Example - PeakShares RMR Prime Equity ETF - PeakShares RMR Prime Equity ETF	Jun. 25, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	$ 1,468